Commitments and contingencies (Details Textual) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 EUR (€)
Operating Leases, Rent Expense, Net, Total	$ 2,070	$ 5,675	$ 4,492
Guarantor Obligations, Current Carrying Value		$ 342		€ 248